UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common unit members' capital Sunlight	Class A-1 Units Sunlight	Class A-2 Units Sunlight	Class A-3 Units Sunlight	Other Ownership Interests Sunlight	Accumulated Deficit Sunlight	Sunlight	Total
Balance (in shares) at Dec. 31, 2019	78,717	256,966	195,973	326,428
Ending balance at Dec. 31, 2019	$ 3,362,000	$ 27,042,000	$ 21,867,000	$ 76,519,000
Equity at the end (in shares) at Dec. 31, 2019					43,765
Equity at the end at Dec. 31, 2019					$ 1,313,000	$ (90,718,000)	$ (89,405,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Change in temporary equity redemption value	$ (8,460,000)	$ (12,501,000)	$ (9,440,000)	$ (7,033,000)
Balance (in shares) at Mar. 31, 2020	78,717	266,230	203,038	338,196
Ending balance at Mar. 31, 2020	$ 2,195,000	$ 18,556,000	$ 15,096,000	$ 74,350,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Change in temporary equity redemption value						(37,434,000)	(37,434,000)
Equity-based compensation (in shares)					1,594
Equity at the end (in shares) at Mar. 31, 2020					47,376
Equity at the end at Mar. 31, 2020					$ 1,390,000	(71,672,000)	(70,282,000)
Beginning balance at Dec. 31, 2019	$ 3,362,000	$ 27,042,000	$ 21,867,000	$ 76,519,000
Balance (in shares) at Dec. 31, 2019	78,717	256,966	195,973	326,428
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred distributions, paid in-kind		$ 1,338,000	$ 1,086,000	$ 4,715,000
Preferred distributions, paid in-kind (in shares)		18,862	14,385	23,961
Change in temporary equity redemption value	$ (977,000)	$ (8,496,000)	$ (6,815,000)	$ (5,737,000)			(22,025,000)
Balance (in shares) at Jun. 30, 2020	78,717	275,828	210,358	350,389
Ending balance at Jun. 30, 2020	$ 2,385,000	$ 19,884,000	$ 16,138,000	$ 75,497,000
Equity at the beginning at Dec. 31, 2019					$ 1,313,000	(90,718,000)	(89,405,000)
Equity at the beginning (in shares) at Dec. 31, 2019					43,765
Increase (Decrease) in Partners' Capital [Roll Forward]
Preferred distributions, paid in-kind						(7,139,000)	(7,139,000)
Change in temporary equity redemption value						22,025,000	22,025,000
Equity-based compensation					$ 97,000		97,000
Equity-based compensation (in shares)					5,787,000
Net loss						(701,000)	(701,000)
Equity at the end (in shares) at Jun. 30, 2020					49,552
Equity at the end at Jun. 30, 2020					$ 1,410,000	(76,533,000)	(75,123,000)
Beginning balance at Dec. 31, 2019	$ 3,362,000	$ 27,042,000	$ 21,867,000	$ 76,519,000
Balance (in shares) at Dec. 31, 2019	78,717	256,966	195,973	326,428
Balance (in shares) at Dec. 31, 2020	78,717	296,302	225,972	376,395
Ending balance at Dec. 31, 2020	$ 47,757,000	$ 202,045,000	$ 154,286,000	$ 260,428,000				$ 287,266,590
Equity at the beginning at Dec. 31, 2019					$ 1,313,000	(90,718,000)	(89,405,000)
Equity at the beginning (in shares) at Dec. 31, 2019					43,765
Equity at the end (in shares) at Dec. 31, 2020					53,105
Equity at the end at Dec. 31, 2020					$ 1,439,000	(623,342,000)	(621,903,000)
Beginning balance at Mar. 31, 2020	$ 2,195,000	$ 18,556,000	$ 15,096,000	$ 74,350,000
Balance (in shares) at Mar. 31, 2020	78,717	266,230	203,038	338,196
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred distributions, paid in-kind		$ 692,000	$ 561,000	$ 2,397,000
Preferred distributions, paid in-kind (in shares)		9,598	7,320	12,193
Balance (in shares) at Jun. 30, 2020	78,717	275,828	210,358	350,389
Ending balance at Jun. 30, 2020	$ 2,385,000	$ 19,884,000	$ 16,138,000	$ 75,497,000
Equity at the beginning at Mar. 31, 2020					$ 1,390,000	(71,672,000)	(70,282,000)
Equity at the beginning (in shares) at Mar. 31, 2020					47,376
Increase (Decrease) in Partners' Capital [Roll Forward]
Preferred distributions, paid in-kind						(3,650,000)	(3,650,000)
Equity-based compensation					$ 20,000		(20,000)
Equity-based compensation (in shares)					2,176,000
Net loss						(1,154,000)	(1,154,000)
Equity at the end (in shares) at Jun. 30, 2020					49,552
Equity at the end at Jun. 30, 2020					$ 1,410,000	(76,533,000)	(75,123,000)
Beginning balance at Dec. 31, 2020	$ 47,757,000	$ 202,045,000	$ 154,286,000	$ 260,428,000				287,266,590
Balance (in shares) at Dec. 31, 2020	78,717	296,302	225,972	376,395
Increase (Decrease) in Temporary Equity [Roll Forward]
Change in temporary equity redemption value	$ 190,000	$ 636,000	$ 481,000	$ (1,250,000)
Balance (in shares) at Mar. 31, 2021	78,717	306,895	234,051	389,852
Ending balance at Mar. 31, 2021	$ 59,836,000	$ 257,301,000	$ 196,340,000	$ 319,772,000
Equity at the beginning at Dec. 31, 2020					$ 1,439,000	(623,342,000)	(621,903,000)
Equity at the beginning (in shares) at Dec. 31, 2020					53,105
Increase (Decrease) in Partners' Capital [Roll Forward]
Change in temporary equity redemption value						(57,000)	57,000
Equity at the end (in shares) at Mar. 31, 2021					54,867
Equity at the end at Mar. 31, 2021					$ 1,450,000	(789,415,000)	(787,965,000)
Beginning balance at Dec. 31, 2020	$ 47,757,000	$ 202,045,000	$ 154,286,000	$ 260,428,000				287,266,590
Balance (in shares) at Dec. 31, 2020	78,717	296,302	225,972	376,395
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred distributions, paid in-kind		$ 18,634,000	$ 14,216,000	$ 22,852,000
Preferred distributions, paid in-kind (in shares)		21,687	16,540	27,551
Change in temporary equity redemption value	$ 20,539,000	$ 58,875,000	$ 44,716,000	$ 55,340,000			179,470,000
Balance (in shares) at Jun. 30, 2021	78,717	317,989	242,512	403,946
Ending balance at Jun. 30, 2021	$ 68,296,000	$ 279,554,000	$ 213,218,000	$ 338,620,000				270,431,410
Equity at the beginning at Dec. 31, 2020					$ 1,439,000	(623,342,000)	(621,903,000)
Equity at the beginning (in shares) at Dec. 31, 2020					53,105
Increase (Decrease) in Partners' Capital [Roll Forward]
Preferred distributions, paid in-kind						(55,702,000)	(55,702,000)
Change in temporary equity redemption value						(179,470,000)	(179,470,000)
Equity-based compensation					$ 18,000		18,000
Equity-based compensation (in shares)					3,356
Net loss						7,903,000	7,903,000	(16,835,187)
Equity at the end (in shares) at Jun. 30, 2021					56,461
Equity at the end at Jun. 30, 2021					$ 1,457,000	(850,611,000)	(849,154,000)
Beginning balance at Mar. 31, 2021	$ 59,836,000	$ 257,301,000	$ 196,340,000	$ 319,772,000
Balance (in shares) at Mar. 31, 2021	78,717	306,895	234,051	389,852
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred distributions, paid in-kind		$ 9,752,000	$ 7,438,000	$ 11,815,000
Preferred distributions, paid in-kind (in shares)		11,094	8,461	14,094
Balance (in shares) at Jun. 30, 2021	78,717	317,989	242,512	403,946
Ending balance at Jun. 30, 2021	$ 68,296,000	$ 279,554,000	$ 213,218,000	$ 338,620,000				270,431,410
Equity at the beginning at Mar. 31, 2021					$ 1,450,000	(789,415,000)	(787,965,000)
Equity at the beginning (in shares) at Mar. 31, 2021					54,867
Increase (Decrease) in Partners' Capital [Roll Forward]
Preferred distributions, paid in-kind						(29,005,000)	(29,005,000)
Equity-based compensation					$ 7,000		(7,000)
Net loss						5,243,000	5,243,000	$ (1,603,126)
Equity at the end (in shares) at Jun. 30, 2021					56,461
Equity at the end at Jun. 30, 2021					$ 1,457,000	$ (850,611,000)	$ (849,154,000)